Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Business Combination
Summary of purchase price allocation to assets acquired and liabilities assumed

The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

May 31,
2017
RMB
Cash acquired	643
Prepayment, deposit and other assets	335
Property, equipment and software, net	888
Customer relationship	677
Accrued expense, other payable and other current liabilities	(309)
Deferred tax liability	(271)
Goodwill	537
Total	2,500